SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total Exploration And Evaluation Assets	$ 52,890	$ 50,111
Mexico
Statement [Line Items]
Total Exploration And Evaluation Assets	52,890	50,110
Canada
Statement [Line Items]
Total Exploration And Evaluation Assets	$ 0	$ 1